FINANCIAL INVESTORS TRUST

ALPS | Red Rocks Global Opportunity Fund

Clough China Fund

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JUNE 9, 2021

TO THE SUMMARY PROSPECTUSES, PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2021, AS SUBSEQUENTLY AMENDED

Effective as of July 9, 2021, the Funds no longer charge shareholder short-term redemption fees. Therefore, the following changes are made as of the effective date:

Summary Prospectuses and Prospectus

The sections entitled “FEES AND EXPENSES OF THE FUND – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectus and in the Summary Section of the Prospectus for the ALPS | Red Rocks Global Opportunity Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I	Class R
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None	None

The sections entitled “FEES AND EXPENSES – Shareholder Fees (fees paid directly from your investment)” in the Summary Prospectuses and in the Summary Sections of the Funds’ Prospectus for the Clough China Fund and the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund are hereby deleted and replaced in their entirety with the following:

Shareholder Fees (fees paid directly from your investment)

	Investor Class	Class A	Class C	Class I
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	5.50%	None	None
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	None	None	1.00%	None

Prospectus

The first paragraph in the sub-section entitled “Redemption Fees” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Funds’ Prospectus is deleted and replaced with the following:

If you sell or exchange your shares of the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

The second paragraph in the sub-section entitled “Frequent Purchase and Sales of Fund Shares” under the section entitled SHARE TRANSACTIONS” of the Funds’ Prospectus is deleted and replaced with the following:

If you sell or exchange your shares of the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Statement of Additional Information

The fifth paragraph of the sub-section entitled “Redemption of Shares” under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” of the Funds’ Statement of Additional Information is deleted and replaced with the following:

Redemption Fees. If you sell your shares of the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE